Annual Total Returns [BarChart] - LVIP Delaware Wealth Builder Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(2.03%)
2012	13.29%
2013	20.24%
2014	4.34%
2015	(1.33%)
2016	5.62%
2017	12.29%
2018	(5.22%)
2019	15.91%
2020	5.62%